CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (4,955,000)	$ (5,745,000)	$ (8,741,000)	$ (11,057,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of stock-based compensation	943,000	283,000	356,000	0
Amortization of deferred debt issuance costs and debt discount	740,000	483,000	583,000	1,147,000
Amortization of trademark	98,000	21,000	54,000	0
Gain on conversion of debt to common stock	(557,000)	0
Debt conversion expense	0	898,000	898,000	2,707,000
Accrued interest on debt converted to equity			0	98,000
Provision for doubtful accounts	153,000	160,000	179,000	401,000
Changes in operating assets and liabilities:
Accounts receivable	(437,000)	1,942,000	2,746,000	(3,100,000)
Inventories	(1,156,000)	1,406,000	1,954,000	(1,843,000)
Prepaid expenses and other	(299,000)	(141,000)	(73,000)	82,000
Other assets	0	28,000	28,000	(17,000)
Accounts payable	(633,000)	(202,000)	(585,000)	2,928,000
Accrued expenses	(124,000)	(959,000)	(887,000)	1,321,000
Customer refund	(10,000)	1,843,000	1,850,000	0
Due to related parties	0	(59,000)	(92,000)	(119,000)
Net cash used in operating activities	(6,237,000)	(42,000)	(1,730,000)	(7,452,000)
Cash flows from financing activities
Proceeds from issuance of preferred stock, net	2,393,000	0
Private placement offering	0	2,969,000	2,969,000	0
Private placement issuance costs	0	(414,000)
Proceeds from short-term loan - related party	0	(51,000)	100,000	460,000
Payments on short-term loan - related party			(151,000)	0
Proceeds from issuance of IPO common stock and warrants	8,151,000	0
IPO costs	(689,000)	0
Payments on bridge financing	(462,000)	0
Proceeds from issuance of bridge financing	406,000	0	2,955,000	0
Proceeds from issuance of convertible debt and warrants	0	1,645,000	1,645,000	3,466,000
Proceeds from credit facility	581,000	6,969,000	6,902,000	14,599,000
Payments on credit facility	(785,000)	(10,782,000)	(11,738,000)	(10,337,000)
Payments on trademark note payable	(450,000)	0	(50,000)	0
Deferred financing costs	(57,000)	(337,000)	(880,000)	(640,000)
Net cash (used in) provided by financing activities	9,088,000	(1,000)	1,752,000	7,548,000
Net (decrease) increase in cash	2,851,000	(43,000)	22,000	96,000
Cash, beginning of the period	119,000	97,000	97,000	1,000
Cash, end of the period	2,970,000	54,000	119,000	97,000
Cash paid during the period for:
Interest	55,000	221,000	333,000	370,000
Income taxes			2,000	13,000
Non-cash investing and financing activities:
Reclassification of deferred IPO costs	619,000	0
Exchange of debt for equity	3,520,000	2,272,000	2,272,000	5,870,000
Issuance of common stock in connection with trademark purchase	0	2,103,000	2,103,000	0
Accrued deferred IPO and debt issuance costs	0	218,000	$ 592,000	$ 45,000
Stock purchase warrants issued with debt	0	335,000
IPO [Member]
Non-cash investing and financing activities:
Exchange of debt for equity	$ 3,520,000	$ 0